Schedule of Investments
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.77%
Australia–9.55%
AGL Energy Ltd.	14,642	$143,094
Aurizon Holdings Ltd.	206,067	628,807
BHP Group Ltd.	27,180	699,417
Coles Group Ltd.	19,356	236,069
CSL Ltd.	990	203,981
Fortescue Metals Group Ltd.	42,183	493,787
JB Hi-Fi Ltd.	16,612	560,976
Mineral Resources Ltd.	8,103	144,926
Newcrest Mining Ltd.	10,809	243,625
Rio Tinto Ltd.	10,018	678,256
Rio Tinto PLC	4,109	247,929
Sonic Healthcare Ltd.	9,510	226,247
Telstra Corp. Ltd.	278,212	554,993
Wesfarmers Ltd.	18,722	596,925
Woolworths Group Ltd.	25,154	657,619
		6,316,651
Belgium–0.21%
Colruyt S.A.	2,200	142,756
Canada–9.49%
Alimentation Couche-Tard, Inc., Class B	14,857	517,381
B2Gold Corp.	75,710	492,964
BRP, Inc.	4,011	211,914
Canadian Pacific Railway Ltd.	2,656	807,940
George Weston Ltd.	1,697	124,782
Gibson Energy, Inc.	14,327	232,193
Hydro One Ltd.(a)	35,109	744,077
Kinross Gold Corp.(b)	13,249	116,913
Metro, Inc.	5,117	245,522
National Bank of Canada	10,437	518,421
Northland Power, Inc.	22,426	678,397
Open Text Corp.	9,958	420,890
Quebecor, Inc., Class B	23,145	578,995
Ritchie Bros. Auctioneers, Inc.	4,615	273,701
TFI International, Inc.	3,237	135,358
Tourmaline Oil Corp.	14,581	178,163
		6,277,611
China–0.27%
BOC Hong Kong Holdings Ltd.	66,500	176,408
Denmark–2.56%
AP Moller - Maersk A/S, Class B	261	413,792
Carlsberg A/S, Class B	3,769	507,496
Coloplast A/S, Class B	2,185	345,554
Pandora A/S	5,957	428,659
		1,695,501
Egypt–1.00%
Centamin PLC	253,375	660,233
Finland–0.51%
Elisa OYJ	3,357	197,869
Shares		Value
Finland–(continued)
Orion OYJ, Class B	3,099	$140,248
		338,117
France–0.22%
Sanofi	1,469	147,295
Germany–1.31%
Deutsche Post AG	12,593	574,255
Telefonica Deutschland Holding AG	51,500	132,095
United Internet AG	4,214	161,251
		867,601
Hong Kong–3.26%
CK Asset Holdings Ltd.	113,500	553,776
CK Hutchison Holdings Ltd.	47,000	284,955
CLP Holdings Ltd.	19,500	181,765
HKT Trust & HKT Ltd.	124,000	164,283
Kerry Properties Ltd.	207,500	530,200
Techtronic Industries Co. Ltd.	18,000	236,694
WH Group Ltd.	254,500	207,144
		2,158,817
Ireland–0.99%
Flutter Entertainment PLC(b)	4,168	656,418
Israel–0.77%
Teva Pharmaceutical Industries Ltd., ADR(b)	56,449	508,605
Italy–2.64%
Azimut Holding S.p.A.	33,510	605,125
Buzzi Unicem S.p.A.	6,278	146,030
DiaSorin S.p.A.	1,460	294,280
Enel S.p.A.	81,145	704,594
		1,750,029
Japan–10.38%
Astellas Pharma, Inc.	32,100	477,858
Dai Nippon Printing Co. Ltd.	28,500	577,275
ENEOS Holdings, Inc.	94,600	337,811
Japan Post Holdings Co. Ltd.	46,900	319,902
Japan Tobacco, Inc.	30,200	551,476
KDDI Corp.	21,900	553,981
Lion Corp.	6,400	131,620
Mitsui & Co. Ltd.	30,900	530,778
Nintendo Co. Ltd.	1,200	682,176
Nissin Foods Holdings Co. Ltd.	1,700	159,802
Nomura Research Institute Ltd.	11,500	337,986
NTT DOCOMO, Inc.	21,600	801,026
Ono Pharmaceutical Co. Ltd.	9,200	288,826
Sekisui House Ltd.	36,900	652,605
Toppan Printing Co. Ltd.	23,200	326,767
Unicharm Corp.	3,100	138,489
		6,868,378
Jordan–1.09%
Hikma Pharmaceuticals PLC	21,454	718,573

See accompanying notes which are an integral part of this schedule.
Invesco Global Low Volatility Equity Yield Fund

Shares		Value
Netherlands–3.46%
ASM International N.V.	2,688	$385,297
Koninklijke Ahold Delhaize N.V.	23,598	698,398
Koninklijke KPN N.V.	211,375	497,021
Wolters Kluwer N.V.	8,291	707,852
		2,288,568
New Zealand–0.68%
a2 Milk Co. Ltd. (The)(b)	24,521	248,500
Fisher & Paykel Healthcare Corp. Ltd.	9,117	200,997
		449,497
Norway–1.01%
Orkla ASA	66,077	668,709
Spain–0.53%
Endesa S.A.	13,086	349,982
Sweden–1.99%
Evolution Gaming Group AB(a)	5,520	364,873
Getinge AB, Class B	9,377	203,945
Husqvarna AB, Class B	20,365	224,236
Swedish Match AB	6,392	521,510
		1,314,564
Switzerland–4.24%
ABB Ltd.	21,450	543,650
LafargeHolcim Ltd.	3,726	169,844
Logitech International S.A.	8,946	692,273
Novartis AG	6,504	565,206
Roche Holding AG	1,800	615,829
VAT Group AG(a)	1,147	219,277
		2,806,079
United Kingdom–3.97%
Avast PLC(a)	22,771	153,998
British American Tobacco PLC	15,959	573,613
GlaxoSmithKline PLC	35,682	668,391
Imperial Brands PLC	25,204	444,267
Tate & Lyle PLC	72,131	618,627
WM Morrison Supermarkets PLC	76,244	167,369
		2,626,265
United States–36.64%
AbbVie, Inc.	7,258	635,728
Altria Group, Inc.	13,196	509,893
Amdocs Ltd.	5,175	297,097
AmerisourceBergen Corp.	3,786	366,939
Amgen, Inc.	2,642	671,491
Arrow Electronics, Inc.(b)	2,407	189,335
Best Buy Co., Inc.	5,399	600,855
Biogen, Inc.(b)	2,447	694,165
Cadence Design Systems, Inc.(b)	4,091	436,223
Campbell Soup Co.	11,543	558,335
Cardinal Health, Inc.	11,778	552,977
CenturyLink, Inc.	53,160	536,384
Shares		Value
United States–(continued)
Charter Communications, Inc., Class A(b)	281	$175,440
Citrix Systems, Inc.	4,143	570,533
Conagra Brands, Inc.	18,988	678,061
DaVita, Inc.(b)	7,640	654,366
Dollar General Corp.	3,642	763,436
eBay, Inc.	12,633	658,179
Electronic Arts, Inc.(b)	4,545	592,713
First Industrial Realty Trust, Inc.	5,721	227,696
First Republic Bank	6,282	685,115
General Mills, Inc.	10,391	640,917
Gilead Sciences, Inc.	8,208	518,664
Highwoods Properties, Inc.	4,060	136,294
Humana, Inc.	1,238	512,396
JM Smucker Co. (The)	1,206	139,317
Kimberly-Clark Corp.	4,210	621,649
Kraft Heinz Co. (The)	17,895	535,955
Kroger Co. (The)	20,778	704,582
Life Storage, Inc.	2,925	307,915
Lowe’s Cos., Inc.	4,397	729,286
McKesson Corp.	4,521	673,313
MDU Resources Group, Inc.	7,903	177,818
Microsoft Corp.	3,570	750,878
Mid-America Apartment Communities, Inc.	4,350	504,383
Murphy USA, Inc.(b)	2,011	257,951
New York Community Bancorp, Inc.	65,968	545,555
NortonLifeLock, Inc.	29,676	618,448
PennyMac Financial Services, Inc.(b)	3,312	192,493
Regeneron Pharmaceuticals, Inc.(b)	1,111	621,916
Reliance Steel & Aluminum Co.	3,958	403,874
Target Corp.	3,946	621,179
Tractor Supply Co.	3,785	542,542
United Therapeutics Corp.(b)	3,456	349,056
Verizon Communications, Inc.	11,733	697,996
Vertex Pharmaceuticals, Inc.(b)	2,237	608,732
Werner Enterprises, Inc.	3,911	164,223
Zynga, Inc., Class A(b)	67,034	611,350
		24,243,643
Total Common Stocks & Other Equity Interests (Cost $62,539,671)		64,030,300
Money Market Funds–1.78%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(c)(d)	412,428	412,428
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(c)(d)	294,429	294,576
Invesco Treasury Portfolio, Institutional Class, 0.02%(c)(d)	471,347	471,347
Total Money Market Funds (Cost $1,178,363)		1,178,351
TOTAL INVESTMENTS IN SECURITIES—98.55% (Cost $63,718,034)		65,208,651
OTHER ASSETS LESS LIABILITIES–1.45%		959,430
NET ASSETS–100.00%		$66,168,081
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Global Low Volatility Equity Yield Fund

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2020 was $1,482,225, which represented 2.24% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$578,093	$5,006,378	$(5,172,043)	$-	$-	$412,428	$1,670
Invesco Liquid Assets Portfolio, Institutional Class	462,112	3,575,984	(3,743,514)	32	(38)	294,576	1,819
Invesco Treasury Portfolio, Institutional Class	660,678	5,721,574	(5,910,905)	-	-	471,347	1,822
Total	$1,700,883	$14,303,936	$(14,826,462)	$32	$(38)	$1,178,351	$5,311

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	6	December-2020	$1,005,600	$(6,091)	$(6,091)
EURO STOXX 50 Index	6	December-2020	224,688	(8,942)	(8,942)
FTSE 100 Index	1	December-2020	75,376	(3,002)	(3,002)
Tokyo Stock Price Index	1	December-2020	154,127	2,367	2,367
Total Futures Contracts				$(15,668)	$(15,668)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/16/2020	Goldman Sachs & Co.	EUR	267,116	USD	315,580	$2,309
10/16/2020	State Street Bank and Trust Co.	AUD	10,364,499	USD	7,542,971	119,177
10/16/2020	State Street Bank and Trust Co.	CAD	8,237,974	USD	6,270,799	83,756
10/16/2020	State Street Bank and Trust Co.	CHF	2,600,119	USD	2,837,666	13,574
10/16/2020	State Street Bank and Trust Co.	DKK	10,598,355	USD	1,684,515	15,076
10/16/2020	State Street Bank and Trust Co.	EUR	4,626,112	USD	5,471,650	46,197
10/16/2020	State Street Bank and Trust Co.	GBP	3,678,318	USD	4,826,534	79,890
10/16/2020	State Street Bank and Trust Co.	NOK	5,624,472	USD	626,982	23,976
10/16/2020	State Street Bank and Trust Co.	NZD	1,145,505	USD	765,533	7,719
10/16/2020	State Street Bank and Trust Co.	SEK	16,512,170	USD	1,882,248	38,262
Subtotal—Appreciation						429,936
Currency Risk
10/16/2020	Goldman Sachs & Co.	USD	900,985	AUD	1,239,193	(13,387)
10/16/2020	Goldman Sachs & Co.	USD	287,249	CAD	377,868	(3,455)
10/16/2020	Goldman Sachs & Co.	USD	739,887	NZD	1,108,486	(6,563)
10/05/2020	State Street Bank and Trust Co.	HKD	67,050	USD	8,649	(3)
10/16/2020	State Street Bank and Trust Co.	HKD	16,605,858	USD	2,142,189	(471)
10/16/2020	State Street Bank and Trust Co.	JPY	691,780,270	USD	6,512,657	(47,673)
10/16/2020	State Street Bank and Trust Co.	NOK	317,636	USD	33,695	(359)
10/16/2020	State Street Bank and Trust Co.	SEK	700,000	USD	77,458	(714)
10/16/2020	State Street Bank and Trust Co.	USD	207,285	CHF	189,105	(1,890)
See accompanying notes which are an integral part of this schedule.
Invesco Global Low Volatility Equity Yield Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
10/16/2020	State Street Bank and Trust Co.	USD	110,393	DKK	700,000	$(130)
10/16/2020	State Street Bank and Trust Co.	USD	25,014	NZD	37,019	(524)
10/16/2020	State Street Bank and Trust Co.	USD	669,560	SEK	5,867,072	(14,358)
Subtotal—Depreciation						(89,527)
Total Forward Foreign Currency Contracts						$340,409

Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$6,316,651	$—	$6,316,651
Belgium	—	142,756	—	142,756
Canada	6,277,611	—	—	6,277,611
China	—	176,408	—	176,408
Denmark	—	1,695,501	—	1,695,501
Egypt	—	660,233	—	660,233
Finland	—	338,117	—	338,117
France	—	147,295	—	147,295
Germany	—	867,601	—	867,601
Hong Kong	—	2,158,817	—	2,158,817
Ireland	—	656,418	—	656,418
Israel	508,605	—	—	508,605
Italy	—	1,750,029	—	1,750,029
Japan	—	6,868,378	—	6,868,378
Jordan	—	718,573	—	718,573
Netherlands	—	2,288,568	—	2,288,568
New Zealand	—	449,497	—	449,497
Norway	—	668,709	—	668,709
Spain	—	349,982	—	349,982
Sweden	—	1,314,564	—	1,314,564
Switzerland	—	2,806,079	—	2,806,079
United Kingdom	—	2,626,265	—	2,626,265
United States	24,243,643	—	—	24,243,643
Money Market Funds	1,178,351	—	—	1,178,351
Total Investments in Securities	32,208,210	33,000,441	—	65,208,651
Other Investments - Assets*
Forward Foreign Currency Contracts	—	429,936	—	429,936
Futures Contracts	2,367	—	—	2,367
	2,367	429,936	—	432,303
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(89,527)	—	(89,527)
Futures Contracts	(18,035)	—	—	(18,035)
	(18,035)	(89,527)	—	(107,562)
Total Other Investments	(15,668)	340,409	—	324,741
Total Investments	$32,192,542	$33,340,850	$—	$65,533,392

*	Unrealized appreciation (depreciation).
Invesco Global Low Volatility Equity Yield Fund

NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Global Low Volatility Equity Yield Fund